Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transaction [Line Items]
Summary of Related Parties
Offerpad employs two of Brian Bair’s brothers, along with Mr. Bair’s sister-in-law.
The following details the total compensation paid to Mr. Bair’s brothers and Mr. Bair’s sister-in-law
during the respective periods:

	Year Ended December 31,
($ in thousands)	2021	2020	2019
Mr. Bair’s brother 1	$572	$260	$240
Mr. Bair’s brother 2	469	313	216
Mr. Bair’s sister-in-law	141	120	145

	$1,182	$693	$601

LL Credit Facilities [Member]
Related Party Transaction [Line Items]
Summary of Related Parties

	2021		2020
($ in thousands)	Borrowing Capacity	Outstanding Amount	Borrowing Capacity	Outstanding Amount
Senior secured credit facility with a related party	$85,000	$81,926	$225,000	$105,397

Mezzanine secured credit facilities with a related party	$79,000	$82,509	$68,450	$19,251